Rafferty Asset Management, LLC

1301 Avenue of the Americas (6th Avenue)

35th Floor

New York, NY  10019

May 5, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                             Direxion Insurance Trust (the “Trust”)
File Nos. 333-93813 and 811-09761

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information for the Direxion Dynamic VP HY Bond Fund, Direxion VP Indexed Commodity Strategy Fund, Direxion VP Indexed Managed Futures Strategy Fund and the Direxion Zacks VP MLP High Income Fund that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents dated April 30, 2015 filed electronically as Post-Effective Amendment No. 52 to the Trust’s Registration Statement on Form N-1A on April 28, 2015 and effective on April 30, 2015.

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Eric S. Purple of K&L Gates LLP at (202) 778-9220.

Sincerely,

/s/Angela Brickl

Angela Brickl
Chief Compliance Officer
Rafferty Asset Management, LLC